Long-Term Investment	12 Months Ended
Dec. 31, 2022
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT
7.	LONG-TERM INVESTMENT

Long-term investment consists of investments in privately held companies. In September 2015, the Group signed an investment agreement to acquire 20% of the shares of Shanghai Shenghan Information Technology Co., Ltd (“Shanghai Shenghan”) for RMB 5 million, of which the registered capital of RMB 125,000 was subscribed. In January 2018, with the addition of new investors to the investee, Xiao-i’s shareholding percentage in Shanghai Shenghan was diluted to 17.6%. In June 2020, with the capital injection of Wuxi Zhixin Integrated Circuit Investment Center (Limited Partnership), Xiao-i’s shareholding in Shanghai Shenghan was once again diluted to 16.56%. According to the investment agreement, Shanghai Shenghan’s board of directors consists of 3 directors, one of whom is appointed by the Group. Therefore, the Group recognized it as long-term equity investment and measured in equity method since investor had the ability to exercise significant influence over Shanghai Shenghan.

In February 2022, the Group entered into agreements with third parties to establish Zhizhen Guorui (Shanghai) Information Technology Development Co., Ltd. (“Zhizhen Guorui”) with a total consideration of $2.9 million. According to the investment agreement, Zhizhen Guorui’s board of directors consists of 5 directors, two of whom is appointed by the Group. Therefore, the Group recognized it as long-term equity investment and measured in equity method since investor had the ability to exercise significant influence over Zhizhen Guorui.

The following table sets forth the changes in the Group’s long-term investment:

	As of December 31, 2021		As of December 31, 2022
	USD	Interest %	USD	Interest %
Equity method investments
Zhizhen Guorui	-	-%	2,647,593	37%
Shanghai Shenghan	335,448	16.56%	204,899	16.56%
Total	335,448		2,852,492

The Group recognized its share of loss of $207,497, $156,630, and $143,181 for the years ended December 31, 2020, 2021 and 2022, respectively.